Summary of Significant Accounting Policies (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	At March 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,488,190)
Plus:
Remeasurement of carrying value to redemption value	12,496,514

Class A ordinary shares subject to possible redemption, December 31, 2021	$250,008,324
Plus:
Remeasurement of carrying value to redemption value	(8,324)

Class A ordinary shares subject to possible redemption, March 31, 2022	$250,000,000

At December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,488,190)
Plus:
Accretion of carrying value to redemption value	12,496,514

Class A ordinary shares subject to possible redemption	$250,008,324

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2022		For the Period from February 25, 2021 (Inception) Through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(3,357,729)	$(818,479)	$—	$(5,182)
Denominator:
Basic and diluted weighted average shares outstanding	25,640,000	6,250,000	—	5,500,000

Basic and diluted net loss per ordinary share	$(0.13)	$(0.13)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 25, 2021 (Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,757,485)	$(681,115)
Denominator:
Basic and diluted weighted average shares outstanding	15,101,877	5,852,751

Basic and diluted net loss per ordinary share	$(0.12)	$(0.12)